Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - Provident fund [member] - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 76,573	₨ 71,196
Present value of defined benefit obligation	(76,573)	(71,196)
Net shortfall	₨ 0	₨ 0